UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4054

Oppenheimer Rochester AMT - Free New York Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 6/30/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—103.5%
New York—83.9%
$125,000	Albany County, NY IDA (Wildwood Programs)	5.000%	07/01/2026	$125,067
200,000	Albany County, NY IDA (Wildwood Programs)	4.900	07/01/2021	200,152
1,000,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.875	07/01/2041	1,137,860
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.625	07/01/2031	567,635
500,000	Albany, NY Capital Resource Corp. (College Saint Rose)	5.375	07/01/2026	572,395
2,900,000	Albany, NY IDA (Albany Law School)	5.000	07/01/2031	2,996,077
560,000	Albany, NY IDA (Albany Law School)	5.000	07/01/2037	577,018
100,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2037	91,309
150,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2032	140,350
285,000	Albany, NY IDA (Brighter Choice Charter School)	5.000	04/01/2027	275,319
320,000	Albany, NY IDA (Sage Colleges)	5.250	04/01/2019	319,091
3,765,000	Albany, NY IDA (Sage Colleges)	5.300	04/01/2029	3,656,003
1,000,000	Albany, NY IDA (St. Peter’s Hospital)	5.500	11/15/2027	1,068,670
1,380,000	Albany, NY IDA, Series B	5.750	11/15/2032	1,479,484
1,365,000	Albany, NY IDA, Series D	5.750	11/15/2027	1,463,403
3,715,000	Amherst, NY IDA (Beechwood Health Care Center)	5.200	01/01/2040	3,800,631
8,755,000	Brookhaven, NY IDA (Dowling College)[1]	6.750	11/01/2032	5,253,000
270,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	5.375	10/01/2041	313,340
130,000	Buffalo & Erie County, NY Industrial Land Devel. (Buffalo State College Foundation Hsg. Corp.)	6.000	10/01/2031	157,052
3,615,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.250	04/01/2035	3,762,239
1,000,000	Buffalo & Erie County, NY Industrial Land Devel. (Medaille College)	5.000	04/01/2022	1,060,900
1,690,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.375	07/01/2028	1,751,972
790,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.750	07/01/2033	821,355
1,325,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)	5.250	07/01/2023	1,372,130
445,000	Build NYC Resource Corp. (Institute for Community Living/Eden II School for Autistic Children Obligated Group)[2]	5.000	07/01/2018	451,088
4,425,000	Build NYC Resource Corp. (New York Law School)	5.000	07/01/2031	5,401,597
650,000	Build NYC Resource Corp. (New York Law School)	5.000	07/01/2041	773,968
4,300,000	Build NYC Resource Corp. (New York Law School)	5.000	07/01/2030	5,279,798
140,000	Build NYC Resource Corp. (YMCA of Greater New York)	5.000	08/01/2032	162,040
300,000	Bushnell Basin, NY Fire Assoc. (Volunteer Fire Dept.)	5.750	11/01/2030	309,333
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2037	46,542
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2038	51,742

1 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$40,000	Canandaigua & Bristol, NY GO	5.000%	12/15/2035	$41,376
45,000	Canandaigua & Bristol, NY GO	5.000	12/15/2036	46,535
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2041	56,908
60,000	Canandaigua & Bristol, NY GO	5.000	12/15/2042	62,073
50,000	Canandaigua & Bristol, NY GO	5.000	12/15/2039	51,735
55,000	Canandaigua & Bristol, NY GO	5.000	12/15/2040	56,908
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2029	31,058
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2030	31,049
25,000	Canandaigua & Bristol, NY GO	5.000	12/15/2027	25,901
30,000	Canandaigua & Bristol, NY GO	5.000	12/15/2028	31,068
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2033	36,230
40,000	Canandaigua & Bristol, NY GO	5.000	12/15/2034	41,394
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2031	36,225
35,000	Canandaigua & Bristol, NY GO	5.000	12/15/2032	36,235
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000	05/01/2039	111,259
100,000	Cattaraugus County, NY Capital Resource Corp. (St. Bonaventure University)	5.000	05/01/2034	113,173
840,000	Colonie, NY GO	6.000	04/01/2033	913,979
1,040,000	Colonie, NY GO	6.000	04/01/2032	1,131,593
25,000	Deerfield, NY GO	5.600	06/15/2031	25,294
25,000	Deerfield, NY GO	5.600	06/15/2032	25,295
25,000	Deerfield, NY GO	5.600	06/15/2029	25,295
25,000	Deerfield, NY GO	5.600	06/15/2030	25,293
30,000	Deerfield, NY GO	5.600	06/15/2035	30,345
35,000	Deerfield, NY GO	5.600	06/15/2036	35,399
30,000	Deerfield, NY GO	5.600	06/15/2033	30,352
30,000	Deerfield, NY GO	5.600	06/15/2034	30,350
15,000	Deerfield, NY GO	5.500	06/15/2023	15,196
15,000	Deerfield, NY GO	5.500	06/15/2024	15,197
15,000	Deerfield, NY GO	5.500	06/15/2021	15,211
15,000	Deerfield, NY GO	5.500	06/15/2022	15,202
20,000	Deerfield, NY GO	5.600	06/15/2027	20,241
20,000	Deerfield, NY GO	5.600	06/15/2028	20,239
20,000	Deerfield, NY GO	5.500	06/15/2025	20,254
20,000	Deerfield, NY GO	5.600	06/15/2026	20,245
3,955,000	Dutchess County, NY IDA (Elant Fishkill)	5.250	01/01/2037	3,957,333
570,000	Dutchess County, NY Local Devel. Corp. (Anderson Center Services)	6.000	10/01/2030	606,508
450,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750	07/01/2030	523,080
100,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.750	07/01/2040	116,008
250,000	Dutchess County, NY Local Devel. Corp. (Health Quest System)	5.250	07/01/2025	288,927
1,230,000	East Hampton, NY Town Hsg. Authority	6.500	05/01/2034	1,362,114
130,000	East Rochester, NY Hsg. Authority (Woodland Village)	5.500	08/01/2033	131,438
265,000	Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2030	312,318
225,000	Erie County, NY IDA (Buffalo City School District)	5.250	05/01/2031	264,829

2 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$135,000	Erie County, NY IDA (Buffalo City School District)	5.250%		05/01/2032	$158,690
500,000	Erie County, NY IDA (Charter School Applied Tech)	6.875		06/01/2035	505,655
395,000	Erie County, NY IDA (Global Concepts Charter School)	6.250		10/01/2037	412,301
765,000	Erie County, NY IDA (Orchard Park CCRC)	5.125		11/15/2016	778,127
950,000	Erie County, NY IDA (The Episcopal Church Home)	6.000		02/01/2028	952,156
92,000,000	Erie County, NY Tobacco Asset Securitization Corp.	9.604	[3]	06/01/2055	816,040
75,000	Erie County, NY Tobacco Asset Securitization Corp.[2]	5.000		06/01/2031	75,025
36,435,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2038	36,578,554
110,000	Essex County, NY IDA (North Country Community College Foundation)	5.300		06/01/2035	110,265
60,000	Franklin County, NY IDA (North Country Community College Foundation)	5.200		06/01/2025	60,167
815,000	Genesee County, NY IDA (United Memorial Medical Center)	5.000		12/01/2027	816,271
70,000	Hempstead Village, NY GO	5.000		09/15/2026	70,376
70,000	Hempstead Village, NY GO	5.000		09/15/2025	70,392
1,000,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.750		07/01/2039	1,113,100
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2034	353,379
200,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2044	232,596
300,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2029	359,385
250,000	Hempstead, NY Local Devel. Corp. (Molloy College)	5.000		07/01/2039	291,920
5,600,000	Hudson Yards, NY Infrastructure Corp.	5.750		02/15/2047	6,638,520
5,000,000	L.I., NY Power Authority	6.000		05/01/2033	5,745,100
180,000	L.I., NY Power Authority, Series A	5.000		12/01/2026	180,695
4,850,000	L.I., NY Power Authority, Series A	5.750		04/01/2039	5,422,203
5,000,000	L.I., NY Power Authority, Series A	6.250		04/01/2033	5,758,200
15,000,000	L.I., NY Power Authority, Series A	5.500		05/01/2033	17,025,000
1,185,000	L.I., NY Power Authority, Series A	5.000		09/01/2039	1,425,934
2,970,000	L.I., NY Power Authority, Series A	5.000		09/01/2044	3,559,159
3,300,000	L.I., NY Power Authority, Series B	5.000		09/01/2029	3,978,810
415,000	Madison County, NY IDA (Commons II Student Hsg.)	5.000		06/01/2040	448,158
1,450,000	Monroe County, NY IDA (Rochester General Hospital)	5.000		12/01/2032	1,687,553
230,000	Monroe County, NY IDA (Summit at Brighton)	5.375		07/01/2032	222,056
400,000	Monroe County, NY IDA (Summit at Brighton)	5.500		07/01/2027	398,044
350,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2028	424,749
500,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2029	604,850
150,000	Monroe County, NY Industrial Devel. Corp. (Monroe Community College)	5.000		01/15/2038	177,893
75,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.250		10/01/2031	87,135
150,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.000		10/01/2026	173,299
540,000	Monroe County, NY Industrial Devel. Corp. (Nazareth College of Rochester)	5.500		10/01/2041	624,731
150,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.625		06/01/2026	176,637

3 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$250,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	6.000%		06/01/2034	$296,625
100,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2029	119,632
180,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.500		06/01/2034	218,864
285,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)	5.000		06/01/2044	331,010
10,000,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)	5.500		08/15/2040	11,807,100
4,475,000	Monroe County, NY Industrial Devel. Corp. (Unity Hospital Rochester)	5.750		08/15/2035	5,346,819
302,900,000	Monroe County, NY Tobacco Asset Securitization Corp. (TASC)	7.699	[3]	06/01/2061	1,181,310
1,000,000	Monroe, NY Newpower Corp.	5.625		01/01/2026	1,010,250
4,000,000	Monroe, NY Newpower Corp.	5.500		01/01/2034	4,034,520
3,420,000	Nassau County, NY GO	5.000		01/01/2034	4,214,021
185,000	Nassau County, NY IDA (ALIA-ACDS)	6.125		09/01/2018	185,655
1,555,000	Nassau County, NY IDA (ALIA-AP)	7.000		09/01/2028	1,559,821
75,000	Nassau County, NY IDA (ALIA-HAII)	6.125		09/01/2018	75,266
1,220,557	Nassau County, NY IDA (Amsterdam at Harborside)[1]	2.000		01/01/2049	152,411
135,000	Nassau County, NY IDA (Amsterdam at Harborside)	6.500		01/01/2032	137,488
3,247,500	Nassau County, NY IDA (Amsterdam at Harborside)	6.700		01/01/2049	3,275,851
185,000	Nassau County, NY IDA (Hispanic Counseling Center)	6.500		11/01/2037	188,171
2,255,000	Nassau County, NY IDA (Hispanic Counseling Center)	7.625		06/01/2033	2,257,368
2,000,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000		07/01/2031	2,294,520
9,155,000	Nassau County, NY Tobacco Settlement Corp.	5.125		06/01/2046	9,090,823
60,000,000	Nassau County, NY Tobacco Settlement Corp.	6.761	[3]	06/01/2060	303,600
85,990,000	Nassau County, NY Tobacco Settlement Corp.	6.149	[3]	06/01/2046	3,229,784
10,330,000	Nassau County, NY Tobacco Settlement Corp. (TASC)	5.000		06/01/2035	10,329,174
450,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000		07/01/2034	538,988
225,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000		07/01/2045	265,523
200,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000		07/01/2040	237,072
565,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000		07/01/2033	678,746
350,000	New Rochelle, NY Corp. Devel. (Iona College)	5.000		07/01/2032	421,715
220,000	Niagara County, NY IDA (Niagara Falls Memorial Medical Center)	5.750		06/01/2018	220,508
70,000	Niagara Falls, NY Public Water Authority	5.500		07/15/2034	70,175
100,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2035	115,432
150,000	Niagara, NY Area Devel. Corp. (Niagara University)	5.000		05/01/2042	172,439
1,640,000	NY Counties Tobacco Trust I	6.500		06/01/2035	1,640,951
110,000	NY Counties Tobacco Trust II (TASC)	5.750		06/01/2043	110,552
19,650,000	NY Counties Tobacco Trust II (TASC)	5.625		06/01/2035	19,688,907
4,470,000	NY Counties Tobacco Trust III (TASC)	6.000		06/01/2043	4,472,727
850,000	NY Counties Tobacco Trust IV	5.000		06/01/2038	850,034
84,200,000	NY Counties Tobacco Trust V	6.845	[3]	06/01/2055	1,009,558
276,000,000	NY Counties Tobacco Trust V	7.845	[3]	06/01/2060	1,148,160

4 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$4,910,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park)	5.625%		01/15/2046	$5,707,531
20,000,000	NY Liberty Devel. Corp. (Bank of America Tower)[4]	5.625		01/15/2046	23,248,600
18,800,000	NY MTA ROCs	0.610	[5]	11/15/2027	18,800,000
40,000	NY MTA, Series A	5.000		11/15/2035	40,646
1,200,000	NY MTA, Series A	5.250		11/15/2038	1,441,584
1,650,000	NY MTA, Series A-1	5.000		11/15/2046	2,039,862
900,000	NY MTA, Series B	5.250		11/15/2039	1,123,263
4,000,000	NY MTA, Series C	5.000		11/15/2038	4,795,560
6,150,000	NY MTA, Series D	5.000		11/15/2030	7,462,287
5,000,000	NY MTA, Series D	5.000		11/15/2031	5,950,550
350,000	NY MTA, Series D	5.000		11/15/2032	423,496
1,000,000	NY MTA, Series D	5.000		11/15/2034	1,166,420
2,450,000	NY MTA, Series D-1	5.000		11/01/2028	2,974,373
3,000,000	NY MTA, Series E	5.000		11/15/2029	3,639,360
400,000	NY MTA, Series H	5.000		11/15/2033	483,996
300,000	NY Seneca Nation Indians Capital Improvements	5.250		12/01/2016	303,948
400,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2030	489,440
300,000	NY Triborough Bridge & Tunnel Authority	5.000		11/15/2029	367,137
29,000,000	NY TSASC, Inc. (TFABs)	5.125		06/01/2042	28,842,240
390,000	NY TSASC, Inc. (TFABs)	4.750		06/01/2022	390,394
20,000,000	NY Utility Debt Securitization Authority	5.000		12/15/2041	24,604,800
5,000,000	NYC GO	5.000		08/01/2030	6,187,350
15,000	NYC GO	5.500		11/15/2037	15,063
865,000	NYC GO	5.000		10/01/2032	1,041,598
6,200,000	NYC GO	5.000		08/01/2032	7,356,052
700,000	NYC GO	5.000		08/01/2035	827,477
750,000	NYC GO	5.000		03/01/2033	909,630
45,000	NYC GO	6.000		05/15/2022	45,217
11,000,000	NYC GO4	5.125		03/01/2026	12,219,460
2,775,000	NYC GO4	5.375		04/01/2036	3,126,870
20,000,000	NYC GO4	5.625		11/15/2031	22,357,378
12,225,000	NYC GO4	5.375		04/01/2036	13,775,130
450,000	NYC HDC (Multifamily Hsg.)	5.500		11/01/2034	488,313
1,590,000	NYC HDC (Multifamily Hsg.)	5.700		11/01/2046	1,712,557
410,000	NYC HDC (Multifamily Hsg.)	5.550		11/01/2039	441,283
5,000	NYC HDC (Multifamily Hsg.), Series E	6.250		05/01/2036	5,012
5,000,000	NYC Health & Hospital Corp. (Health System)	5.000		02/15/2030	5,649,150
960,000	NYC IDA (Center for Elimination of Family Violence)	7.375		11/01/2036	992,957
110,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	108,684
160,000	NYC IDA (Center for Nursing/Rehabilitation)	5.375		08/01/2027	158,086
1,990,000	NYC IDA (Chapin School)	5.000		11/01/2038	2,003,035
350,000	NYC IDA (Comprehensive Care Management)	6.125		11/01/2035	350,665
150,000	NYC IDA (Comprehensive Care Management)	6.000		05/01/2026	155,721
1,625,000	NYC IDA (Guttmacher Institute)	5.750		12/01/2036	1,665,105
70,000	NYC IDA (Independent Living Assoc.)[2]	6.200		07/01/2020	70,414
200,000	NYC IDA (Manhattan Community Access Corp.)	6.000		12/01/2036	206,470

5 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$1,020,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375%	11/01/2038	$1,067,787
210,000	NYC IDA (Margaret Tietz Nursing & Rehabilitation Center)	6.375	11/01/2038	219,839
2,300,000	NYC IDA (Montefiore Medical Center Corp.)	5.125	11/01/2035	2,308,671
6,045,000	NYC IDA (Mount St. Vincent)	5.250	06/01/2036	6,056,848
2,375,000	NYC IDA (Polytechnic University)	5.250	11/01/2027	2,512,038
1,500,000	NYC IDA (Polytechnic University)	5.250	11/01/2037	1,588,350
30,000	NYC IDA (RS/AFMAC/IACMR&DDA/HC/L&WS/YAI Obligated Group)	4.500	07/01/2021	30,014
4,510,000	NYC IDA (The Child School)	7.550	06/01/2033	4,540,848
3,500,000	NYC IDA (UNICEF)	5.300	11/01/2038	3,515,400
4,600,000	NYC IDA (United Jewish Appeal-Federation of Jewish Philanthropies of New York)	5.000	07/01/2034	5,412,728
2,525,000	NYC IDA (Yankee Stadium)	7.000	03/01/2049	2,932,055
1,200,000	NYC IDA (Yankee Stadium)[6]	1.965	03/01/2022	1,147,332
2,700,000	NYC IDA (Yeled Yalda Early Childhood)	5.725	11/01/2037	2,770,497
35,000,000	NYC Municipal Water Finance Authority	5.500	06/15/2040	39,727,800
5,000,000	NYC Municipal Water Finance Authority	5.500	06/15/2043	5,929,600
5,500,000	NYC Transitional Finance Authority	5.000	02/01/2035	6,428,675
20,000,000	NYC Transitional Finance Authority[4]	5.000	01/15/2034	21,319,000
1,395,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	1,718,403
500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	511,765
300,000	NYC Transitional Finance Authority (Building Aid)	5.500	01/15/2039	336,747
5,500,000	NYC Transitional Finance Authority (Building Aid)	5.250	07/15/2037	6,525,255
1,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2036	1,855,125
1,500,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2035	1,860,705
2,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2034	2,488,400
835,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	1,032,795
2,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2040	2,442,600
2,000,000	NYC Transitional Finance Authority (Building Aid)	5.000	07/15/2043	2,432,160
1,000,000	NYC Trust for Cultural Resources (Wildlife Conservation Society)	5.000	08/01/2033	1,232,170
2,775,000	NYS DA (ALIA-PSCH)	6.175	12/01/2031	2,864,966
3,000,000	NYS DA (ALIA-PSCH)	4.800	12/01/2023	3,125,310
6,910,000	NYS DA (ALIA-PSCH)	5.350	12/01/2035	7,258,195
150,000	NYS DA (Brooklyn Law School)	5.000	07/01/2027	176,172
70,000	NYS DA (Brooklyn Law School)	5.000	07/01/2030	82,039
70,000	NYS DA (Brooklyn Law School)	5.000	07/01/2029	82,083
150,000	NYS DA (Brooklyn Law School)	5.000	07/01/2028	175,938
1,250,000	NYS DA (Catholic Health System)	4.750	07/01/2039	1,388,563
125,000	NYS DA (Catholic Health System)	5.000	07/01/2032	143,106
300,000	NYS DA (Catholic Health System)	4.750	07/01/2039	333,255
50,000	NYS DA (Culinary Institute of America)	5.000	07/01/2034	57,408
6,425,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)	5.250	07/01/2027	8,006,899
3,765,000	NYS DA (FIT/FIT Student Hsg. Corp. Obligated Group)	5.250	07/01/2028	4,730,497
100,000	NYS DA (Fordham University)	5.000	07/01/2030	122,664
1,560,000	NYS DA (Fordham University)	5.000	07/01/2038	1,691,383
750,000	NYS DA (Highland Hospital of Rochester)	5.200	07/01/2032	850,853

6 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$750,000	NYS DA (Highland Hospital of Rochester)	5.000%	07/01/2026	$852,405
640,000	NYS DA (Interagency Council)[2]	7.000	07/01/2035	795,936
250,000	NYS DA (Iona College)	5.000	07/01/2032	289,468
3,200,000	NYS DA (L.I. University)	5.000	09/01/2025	3,766,688
365,000	NYS DA (Manhattan College)	5.300	07/01/2037	381,239
140,000	NYS DA (Miriam Osborn Memorial Home Assoc.)	5.000	07/01/2029	151,351
400,000	NYS DA (New School)	5.000	07/01/2040	482,316
1,350,000	NYS DA (New York State Dormitory Authority)	5.000	07/01/2030	1,694,804
1,750,000	NYS DA (New York State Dormitory Authority)	5.000	07/01/2033	2,177,315
1,750,000	NYS DA (New York State Dormitory Authority)	5.000	07/01/2040	2,154,653
1,300,000	NYS DA (New York State Dormitory Authority)	5.000	07/01/2031	1,630,811
1,400,000	NYS DA (New York State Dormitory Authority)	5.000	07/01/2032	1,749,692
1,000,000	NYS DA (NHlth / LIJMC / NSUH / FrankHosp / SIUH / NSUHSFCEC&R / HHA / Shosp / LHH / GCH / FHH / PlainH / NHlthcare Obligated Group)	5.000	05/01/2039	1,168,350
1,110,000	NYS DA (NYU)	5.000	07/01/2045	1,347,429
1,500,000	NYS DA (NYU)	5.000	07/01/2039	1,885,995
1,500,000	NYS DA (NYU)	5.000	07/01/2037	1,814,670
325,000	NYS DA (Ozanam Hall of Queens Nursing Home)	5.000	11/01/2026	327,389
20,000,000	NYS DA (Personal Income Tax)[4]	5.000	03/15/2037	20,624,000
500,000	NYS DA (Pratt Institute)	5.000	07/01/2046	616,495
340,000	NYS DA (Providence Rest)	5.250	07/01/2025	340,524
3,530,000	NYS DA (Providence Rest)	5.125	07/01/2030	3,531,800
1,990,000	NYS DA (Providence Rest)	5.000	07/01/2035	1,990,856
300,000	NYS DA (Rochester Institute of Technology)	5.000	07/01/2040	342,972
10,000,000	NYS DA (Sales Tax)	5.000	03/15/2035	12,597,600
200,000	NYS DA (School District Bond Financing Program), Series C	7.500	04/01/2039	230,536
250,000	NYS DA (School District Bond Financing Program), Series C	7.250	10/01/2028	286,775
360,000	NYS DA (School District Bond Financing Program), Series C	7.375	10/01/2033	413,960
1,955,000	NYS DA (St. John’s University)	5.000	07/01/2030	2,324,143
100,000	NYS DA (St. John’s University)	5.000	07/01/2034	122,481
200,000	NYS DA (St. John’s University)	5.000	07/01/2027	238,774
50,000	NYS DA (St. John’s University)	5.000	07/01/2028	59,599
500,000	NYS DA (St. Joseph’s College)	5.250	07/01/2035	554,885
17,700,000	NYS DA (St. Mary’s Hospital for Children)	7.875	11/15/2041	19,306,629
20,000,000	NYS DA (State Personal Income Tax Authority)[4]	5.750	03/15/2036	22,733,566
10,000,000	NYS DA (State Personal Income Tax Authority)	5.000	03/15/2035	12,277,200
1,000,000	NYS DA (State University Educational Facilities)	5.000	05/15/2030	1,199,880
1,200,000	NYS DA (State University of New York)	5.000	07/01/2038	1,301,064
560,000	NYS DA (The Bronx-Lebanon Hospital Center)	6.250	02/15/2035	631,921
1,000,000	NYS DA (The New School)	5.000	07/01/2031	1,153,740
4,490,000	NYS DA (Yeshiva University)	5.000	09/01/2038	4,548,999
945,000	NYS DA (Yeshiva University)	5.000	09/01/2038	1,064,883
650,000	NYS DA (Yeshiva University)	5.000	11/01/2031	775,866
1,110,000	NYS DA (Yeshiva University)	5.000	11/01/2031	1,149,527
20,000	NYS HFA (Affordable Hsg.)	5.450	11/01/2040	20,861

7 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.000%		11/15/2031	$2,370,380
5,000,000	NYS Liberty Devel. Corp. (4 World Trade Center)	5.750		11/15/2051	6,102,000
15,000,000	NYS Liberty Devel. Corp. (4 World Trade Center) SPEARS	0.520	[5]	11/15/2051	15,000,000
5,000,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.250		10/01/2035	6,750,600
5,000,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)	5.500		10/01/2037	7,021,900
5,000,000	NYS Liberty Devel. Corp. (One Bryant Park)	5.125		01/15/2044	5,708,400
3,300,000	NYS Power Authority	5.000		11/15/2047	3,491,994
10,175,000	NYS Thruway Authority	5.000		01/01/2037	11,902,613
3,250,000	NYS Thruway Authority	5.000		01/01/2026	3,464,890
2,500,000	NYS Thruway Authority	5.000		01/01/2041	3,073,225
1,350,000	NYS Thruway Authority	5.000		01/01/2032	1,605,744
3,000,000	NYS Thruway Authority	5.250		01/01/2056	3,745,440
3,000,000	NYS Thruway Authority PUTTERS	0.560	[5]	07/01/2017	3,000,000
2,330,000	NYS UDC (State Personal Income Tax Authority)	5.000		03/15/2037	2,403,698
55,000	Onondaga County, NY IDA (Salina Free Library)	5.500		12/01/2022	55,176
2,250,000	Onondaga County, NY Trust Cultural Resource Revenue (Syracuse University)	5.000		12/01/2036	2,667,938
1,615,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.200		07/01/2029	1,804,601
1,810,000	Onondaga, NY Civic Devel. Corp. (Le Moyne College)	5.375		07/01/2040	2,029,046
2,345,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)	5.000		10/01/2040	2,790,245
1,060,000	Onondaga, NY Civic Devel. Corp. (Onondaga Community College Hsg. Devel. Corp.)	5.000		10/01/2030	1,295,543
535,000	Onondaga, NY Civic Devel. Corp. (Upstate Properties)	5.250		12/01/2041	634,879
2,300,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500		12/01/2028	2,319,688
5,000,000	Port Authority NY/NJ, 166th Series	5.250		07/15/2036	5,889,550
2,000,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.750		06/01/2043	2,001,220
2,205,000	Rensselaer County, NY Tobacco Asset Securitization Corp.	5.625		06/01/2035	2,206,345
305,000	Rensselaer County, NY Water Service Sewer Authority	5.350		09/01/2047	319,878
1,200,000	Rensselaer, NY City School District COP	5.000		06/01/2036	1,201,956
6,810,000	Rensselaer, NY City School District COP	5.000		06/01/2026	6,828,115
53,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.635	[3]	08/15/2050	4,998,960
50,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.600	[3]	08/15/2060	266,000
3,150,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.750		08/15/2043	3,151,922
2,715,000	Rockland County, NY Tobacco Asset Securitization Corp.	5.625		08/15/2035	2,716,683
61,000,000	Rockland County, NY Tobacco Asset Securitization Corp.	6.250	[3]	08/15/2045	8,736,420
230,000	Saratoga County, NY IDA (Saratoga Hospital/Saratoga Care/Saratoga Care Family Health Centers)	5.125		12/01/2027	242,618
1,000,000	Schenectady, NY Metroplex Devel. Authority	5.500		08/01/2033	1,230,890

8 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$2,755,000	Seneca County, NY IDA (New York Chiropractic College)	5.000%		10/01/2027	$2,906,580
45,000	Sodus Village, NY GO	5.000		05/15/2037	46,077
45,000	Sodus Village, NY GO	5.000		05/15/2032	46,097
45,000	Sodus Village, NY GO	5.000		05/15/2035	46,077
45,000	Sodus Village, NY GO	5.000		05/15/2033	46,097
45,000	Sodus Village, NY GO	5.000		05/15/2034	46,089
45,000	Sodus Village, NY GO	5.000		05/15/2036	46,073
100,000	St. Lawrence County, NY IDA (Clarkson University)	6.000		09/01/2034	120,403
240,000	St. Lawrence County, NY IDA (Clarkson University)	5.000		09/01/2041	277,846
230,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2031	273,268
815,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2032	966,125
225,000	St. Lawrence County, NY IDA (St. Lawrence University)	5.000		07/01/2030	268,083
1,000,000	Suffolk County, NY Economic Devel. Corp. (Peconic Landing at Southold)	6.000		12/01/2040	1,145,780
590,000	Suffolk County, NY Economic Devel. Corp., Series A	7.375		12/01/2040	634,297
95,000	Suffolk County, NY IDA (ALIA-Adelante)	6.500		11/01/2037	97,072
110,000	Suffolk County, NY IDA (Dowling College)[1]	6.700		12/01/2020	54,999
8,515,000	Suffolk County, NY IDA (Dowling College)	5.000		06/01/2036	7,451,902
620,000	Suffolk County, NY IDA (Nassau-Suffolk Services for Autism)	6.750		11/01/2036	635,742
750,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2032	852,998
700,000	Suffolk County, NY Tobacco Asset Securitization Corp.	5.250		06/01/2037	799,498
15,750,000	Suffolk, NY Tobacco Asset Securitization Corp.	7.996	[3]	06/01/2048	464,153
1,390,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.000		06/01/2048	1,409,974
4,485,000	Suffolk, NY Tobacco Asset Securitization Corp.	5.375		06/01/2028	4,565,147
6,350,000	Suffolk, NY Tobacco Asset Securitization Corp.	6.625		06/01/2044	6,766,433
1,160,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	1,164,396
1,175,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	1,179,489
2,790,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	2,800,100
8,220,000	Sullivan County, NY Infrastructure (Adelaar)	5.350		11/01/2049	8,251,729
760,000	Sullivan County, NY Infrastructure (Adelaar)[2]	5.350		11/01/2049	762,789
2,785,000	Tompkins County, NY Devel. Corp. (Tompkins Cortland Community College Foundation)	5.000		07/01/2038	3,084,193
13,000,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.125		09/01/2040	14,865,240
6,100,000	Troy, NY Capital Resource Corp. (Rensselaer Polytechnic Institute)	5.000		09/01/2030	6,940,153
100,000	Ulster County, NY Tobacco Asset Securitization Corp.	6.000		06/01/2040	100,051
30,000	Voorheesville, NY GO	5.000		02/15/2023	30,609
55,000	Voorheesville, NY GO	5.000		02/15/2034	55,970
50,000	Voorheesville, NY GO	5.000		02/15/2033	50,888
50,000	Voorheesville, NY GO	5.000		02/15/2032	50,888
35,000	Voorheesville, NY GO	5.000		02/15/2024	35,695
60,000	Voorheesville, NY GO	5.000		02/15/2036	61,043
55,000	Voorheesville, NY GO	5.000		02/15/2035	55,960
45,000	Voorheesville, NY GO	5.000		02/15/2031	45,794
40,000	Voorheesville, NY GO	5.000		02/15/2027	40,747
35,000	Voorheesville, NY GO	5.000		02/15/2026	35,659

9 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New York (Continued)
$35,000	Voorheesville, NY GO	5.000%		02/15/2025	$35,684
45,000	Voorheesville, NY GO	5.000		02/15/2030	45,806
40,000	Voorheesville, NY GO	5.000		02/15/2029	40,723
40,000	Voorheesville, NY GO	5.000		02/15/2028	40,737
60,000	Voorheesville, NY GO	5.000		02/15/2037	61,047
7,410,000	Westchester County, NY Healthcare Corp., Series A	5.000		11/01/2030	8,508,014
2,675,000	Westchester County, NY Healthcare Corp., Series B	6.125		11/01/2037	3,272,461
325,000	Westchester County, NY Healthcare Corp., Series B	6.125		11/01/2037	378,128
80,000	Westchester County, NY Healthcare Corp., Series C-2	6.125		11/01/2037	97,868
10,000	Westchester County, NY Healthcare Corp., Series C-2	6.125		11/01/2037	11,635
460,000	Westchester County, NY IDA (Schnurmacher Center)	6.500		11/01/2033	468,878
500,000	Westchester County, NY Local Devel. Corp. (Wartburg Senior Hsg.)	5.000		06/01/2030	536,020
1,000,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)	5.000		11/01/2029	1,235,590
1,500,000	Westchester County, NY Local Devel. Corp. (Westchester County Healthcare Corp.)	5.000		11/01/2032	1,833,540
100,000	Westchester County, NY Tobacco Asset Securitization Corp.	5.000		06/01/2026	100,104
600,000	Yates County, NY IDA (Soldiers & Sailors Memorial Hospital)[2]	6.000		02/01/2041	617,562
950,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2029	1,068,779
5,000,000	Yonkers, NY IDA (Sarah Lawrence College)	6.000		06/01/2041	5,626,300
					980,912,702

U.S. Possessions—19.6%
1,200,000	Guam Government Business Privilege	5.000		01/01/2031	1,371,912
470,000	Guam Power Authority, Series A	5.000		10/01/2030	566,886
210,000	Guam Power Authority, Series A	5.000		10/01/2023	254,686
260,000	Guam Power Authority, Series A	5.000		10/01/2024	316,061
160,000	Northern Mariana Islands Commonwealth, Series A	5.000		06/01/2017	161,112
1,510,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	1,510,634
945,000	Puerto Rico Aqueduct & Sewer Authority	5.250		07/01/2029	655,858
1,500,000	Puerto Rico Aqueduct & Sewer Authority	5.000		07/01/2033	1,009,410
21,210,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[7]	07/01/2024	15,232,174
565,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2047	397,319
6,280,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	4,486,055
19,500,000	Puerto Rico Children’s Trust Fund (TASC)	5.625		05/15/2043	19,500,975
8,565,000	Puerto Rico Children’s Trust Fund (TASC)	5.500		05/15/2039	8,565,428
10,000	Puerto Rico Children’s Trust Fund (TASC)	5.375		05/15/2033	9,975
6,300,000	Puerto Rico Children’s Trust Fund (TASC)	7.591	[3]	05/15/2050	572,796
8,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2036	5,258,640
2,500,000	Puerto Rico Commonwealth GO	5.375		07/01/2033	1,639,250
1,500,000	Puerto Rico Commonwealth GO	5.625		07/01/2033	990,870
4,000,000	Puerto Rico Commonwealth GO	5.750		07/01/2041	2,617,200
485,000	Puerto Rico Commonwealth GO	5.500		07/01/2018	322,253
6,000,000	Puerto Rico Commonwealth GO	5.250		07/01/2030	3,924,960
1,225,000	Puerto Rico Commonwealth GO	5.125		07/01/2031	799,643
4,595,000	Puerto Rico Commonwealth GO	5.250		07/01/2031	3,005,314

10 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,980,000	Puerto Rico Commonwealth GO	5.250%		07/01/2032	$1,294,544
31,225,000	Puerto Rico Commonwealth GO	5.500		07/01/2032	20,495,153
3,120,000	Puerto Rico Commonwealth GO	5.125		07/01/2028	2,041,042
75,000	Puerto Rico Commonwealth GO	5.000		07/01/2024	75,739
2,000,000	Puerto Rico Commonwealth GO	5.000		07/01/2020	1,316,900
726,441	Puerto Rico Electric Power Authority	10.000		07/01/2019	568,983
726,440	Puerto Rico Electric Power Authority	10.000		07/01/2019	568,982
544,830	Puerto Rico Electric Power Authority	10.000		01/01/2021	426,063
544,830	Puerto Rico Electric Power Authority	10.000		07/01/2021	426,063
181,610	Puerto Rico Electric Power Authority	10.000		07/01/2022	141,976
181,611	Puerto Rico Electric Power Authority	10.000		01/01/2022	141,977
2,000,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	1,328,520
8,425,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2029	5,596,306
3,445,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2022	2,289,203
2,155,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2031	1,431,092
1,945,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2029	1,291,713
5,000,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2030	3,320,500
3,410,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2027	2,264,854
5,450,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2024	3,620,272
5,735,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2025	3,809,302
5,670,000	Puerto Rico Electric Power Authority, Series AAA[8]	5.250		07/01/2028	3,765,957
1,000,000	Puerto Rico Electric Power Authority, Series RR	5.000		07/01/2027	845,500
3,100,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2025	2,059,144
3,750,000	Puerto Rico Electric Power Authority, Series TT8	5.000		07/01/2026	2,490,563
2,535,000	Puerto Rico Electric Power Authority, Series WW8	5.500		07/01/2038	1,683,671
1,685,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	1,119,194
1,825,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2027	1,212,129
2,150,000	Puerto Rico Highway & Transportation Authority	5.500		07/01/2030	1,337,343
355,000	Puerto Rico Highway & Transportation Authority	5.000		07/01/2028	63,900
1,000,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	619,860
5,000	Puerto Rico Highway & Transportation Authority, Series A	5.000		07/01/2038	1,175
7,405,000	Puerto Rico Highway & Transportation Authority, Series K	5.000		07/01/2030	1,740,175
225,000	Puerto Rico Highway & Transportation Authority, Series N	5.250		07/01/2039	113,270
15,000,000	Puerto Rico Infrastructure	5.646	[3]	07/01/2029	6,308,850
725,000	Puerto Rico Infrastructure[9]	5.500		07/01/2024	343,650
4,600,000	Puerto Rico Infrastructure[1]	7.458	[3]	07/01/2030	808,036
4,000,000	Puerto Rico Infrastructure[9]	5.000		07/01/2041	700,000
2,500,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	1,272,650
190,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	175,676
130,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	120,752
1,100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	989,120
200,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	188,382
750,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[2]	5.625		07/01/2022	598,598
100,000	Puerto Rico ITEMECF (International American University)	5.000		10/01/2031	97,955

11 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$4,305,000	Puerto Rico ITEMECF (Polytechnic University)	5.000%		08/01/2022	$4,222,731
150,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2042	109,919
235,000	Puerto Rico Public Buildings Authority	6.000		07/01/2041	141,808
1,000,000	Puerto Rico Public Buildings Authority	7.000		07/01/2021	631,400
810,000	Puerto Rico Public Buildings Authority	5.250		07/01/2029	480,103
4,200,000	Puerto Rico Public Buildings Authority	5.000		07/01/2032	2,479,176
3,500,000	Puerto Rico Public Buildings Authority	6.750		07/01/2036	2,148,580
3,150,000	Puerto Rico Public Buildings Authority	7.000		07/01/2025	1,954,953
1,400,000	Puerto Rico Public Buildings Authority	6.500		07/01/2030	857,696
4,795,000	Puerto Rico Public Buildings Authority	5.625		07/01/2039	2,860,745
4,055,000	Puerto Rico Public Finance Corp., Series B1	5.500		08/01/2031	466,325
38,120,000	Puerto Rico Sales Tax Financing Corp., Series A	7.535	[3]	08/01/2036	4,038,052
56,965,000	Puerto Rico Sales Tax Financing Corp., Series A	6.576	[3]	08/01/2054	5,495,983
410,000	Puerto Rico Sales Tax Financing Corp., Series A	5.000		08/01/2043	190,297
2,095,000	Puerto Rico Sales Tax Financing Corp., Series A	6.718	[3]	08/01/2045	381,960
28,580,000	Puerto Rico Sales Tax Financing Corp., Series A	6.339	[3]	08/01/2043	5,725,146
25,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.098	[3]	08/01/2044	4,802,500
14,995,000	Puerto Rico Sales Tax Financing Corp., Series A	5.250		08/01/2057	10,513,144
3,635,000	Puerto Rico Sales Tax Financing Corp., Series A	6.658	[3]	08/01/2041	819,765
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	2,404,800
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C	6.500		08/01/2035	3,592,614
5,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.000		08/01/2040	3,504,700
770,000	Puerto Rico Sales Tax Financing Corp., Series C	0.000	[7]	08/01/2032	339,378
3,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	1,399,860
13,000,000	Puerto Rico Sales Tax Financing Corp., Series C	5.750		08/01/2057	9,159,540
26,550,000	Puerto Rico Sales Tax Financing Corp., Series C	5.546	[3]	08/01/2038	2,589,156
1,000,000	University of Puerto Rico	5.000		06/01/2025	395,150
1,700,000	University of Puerto Rico, Series Q	5.000		06/01/2036	664,020
5,925,000	University of Puerto Rico, Series Q	5.000		06/01/2030	2,334,628
					228,978,274
Total Municipal Bonds and Notes (Cost $1,268,408,434)					1,209,890,976

Corporate Bonds and Notes—0.4%
5,305,000	Dowling College, NY, Series 2015 Taxable Revenue
	Bond[10] (Cost $5,305,000)	7.500		06/15/2018	5,143,410

Shares
Common Stocks—0.8%
3,100	CMS Liquidating Trust[10,11] (Cost $9,920,000)	8,679,690
Total Investments, at Value (Cost $1,283,633,434)—104.7%		1,223,714,076
Net Other Assets (Liabilities)—(4.7)		(54,761,484)
Net Assets—100.0%		$1,168,952,592

Footnotes to Statement of Investments

1. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

12 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

3. Zero coupon bond reflects effective yield on the original acquisition date.

4. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 4 of the accompanying Notes.

5. Represents the current interest rate for a variable or increasing rate security.

6. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

8. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 4 of the accompanying Notes.

9. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

10. Received as a result of a corporate action.

11. Non-income producing security.

To simplify the listings of securities, abbreviations are used per the table below:

ACDS	Assoc. for Children with Down Syndrome
AFMAC	Association for Metro Area Autistic Children
ALIA	Alliance of Long Island Agencies
AP	Advantage Planning, Inc.
CCRC	Continuing Care Retirement Community
COP	Certificates of Participation
DA	Dormitory Authority
FHH	Forest Hills Hospital
FIT	Fashion Institute of Technology
FrankHosp	Franklin Hospital
GCH	Glen Cove Hospital
GO	General Obligation
HAII	Homes Anew II, Inc.
HC	HASC Center
HDC	Housing Devel. Corp.
HFA	Housing Finance Agency
HHA	Huntington Hospital Association
IACMR&DDA	Inter-Agency Council of Mental Retardation & Development Disabilities Agencies
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
L&WS	Leake & Watts Services
LHH	Lenox Hill Hospital
LIJMC	Long Island Jewish Medical Center
MTA	Metropolitan Transportation Authority
NHlth	Northwell Health
NHlthcare	Northwell Healthcare
NSUH	North Shore University Hospital
NSUHSFCEC&R	North Shore University Hospital Stern Family Center for Extended Care & Rehabilitation
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
NYU	New York University

13 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PlainH	Plainview Hospital
PSCH	Professional Service Centers for the Handicapped, Inc.
PUTTERS	Puttable Tax-Exempt Receipts
ROCs	Reset Option Certificates
RS	Rivendell School
Shosp	Southside Hospital
SIUH	Staten Island University Hospital
SPEARS	Short Puttable Exempt Adjustable Receipts
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
UDC	Urban Development Corporation
UNICEF	United Nations Children’s Fund
YAI	Young Adult Institute
YMCA	Young Men’s Christian Assoc.

14 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2016 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free New York Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

15 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair

16 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

3. Securities Valuation (Continued)

valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated

17 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
New York	$—	$980,912,702	$—	$980,912,702
U.S. Possessions	—	228,978,274	—	228,978,274
Corporate Bond and Note	—	5,143,410	—	5,143,410
Common Stock	—	—	8,679,690	8,679,690

Total Assets	$—	$1,215,034,386	$8,679,690	$1,223,714,076

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

18 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

4. Investments and Risks (Continued)

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage,

19 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to resell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure

20 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

4. Investments and Risks (Continued)

under such agreements is estimated at $28,250,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $139,404,004 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $76,160,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value

$ 10,000,000	NY Liberty Devel. Corp. (Bank of America Tower at One Bryant Park) Tender Option Bond Series 2015-XF2023 Trust[3]	10.339%	1/15/46	$13,248,600
6,670,000	NYC GO Tender Option Bond Series 2015-XF0013 Trust	14.930	11/15/31	9,027,378
2,750,000	NYC GO Tender Option Bond Series 2015-XF2014 Trust[3]	17.609	3/1/26	3,969,460
3,750,000	NYC GO Tender Option Bond Series 2015-XF2108 Trust	18.623	4/1/36	5,652,000
10,000,000	NYC Transitional Finance Authority Tender Option Bond Series 2015-XF2152 Trust[3]	9.146	1/15/34	11,319,000
6,670,000	NYS DA (Personal Income Tax) Tender Option Bond Series 2015-XF0012 Trust	15.310	3/15/36	9,403,566
10,000,000	NYS DA (Personal Income Tax) Tender Option Bond Series 2015-XF0014 Trust	9.030	3/15/37	10,624,000

				$63,244,004

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on

21 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $76,160,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions

Purchased securities	$5,945,508
Sold securities	510,000

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at

22 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

4. Investments and Risks (Continued)

the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$14,598,830
Market Value	$6,734,771
Market Value as % of Net Assets	0.58%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $37,282,420, representing 3.19% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests in obligations of issuers within certain states and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar

23 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,207,884,821[1]

Gross unrealized appreciation	$78,903,344
Gross unrealized depreciation	(139,076,457)

Net unrealized depreciation	$(60,173,113)

1. The Federal tax cost of securities does not include cost of $76,002,368, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions.

See the Inverse Floating Rate Securities note in Note 4.

24 OPPENHEIMER ROCHESTER AMT-FREE NEW YORK MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 6/30/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT - Free New York Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	8/12/2016

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	8/12/2016